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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2003
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                             Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN          5-15-2003
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                          (X)  13F Holdings Report
                          (   )  13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     57
         Form 13F Information Table Value Total:    $324,944 (in thousands)

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Okabena Investment Services, Inc.
FORM 13F
31-Mar-03

                                                                                                     Voting Authority
                                                                                                     ------------------
                                                          Value      Shares/   Sh/   Put/  Invstmt   Other
Name of Issuer                Title of class CUSIP        (x$1000)   Prn Amt   Prn   Call  Dscretn   Managers   Sole    Shared  None
----------------------------  -------------- ---------    --------   -------   ---   ----  ------    --------   -----   ------  ----
3M CO.                              COM      88579Y101        3251        25000 SH          Sole                  25000
AEP INDS INC                        COM      001031103        7025       812090 SH          Sole                 812090
AMAZON COM INC                      COM      023135106        3384       130000 SH          Sole                 130000
AMERICAN INTL GROUP                 COM      026874107        8874       179460 SH          Sole                 179460
AMGEN INC                           COM      031162100        9899       172000 SH          Sole                 172000
APACHE CORP                         COM      037411105        3149        51000 SH          Sole                  51000
BANK OF AMERICA CORP                COM      060505104        2740        41000 SH          Sole                  41000
BEST BUY INC                        COM      086516101        2967       110000 SH          Sole                 110000
BOEING CO                           COM      097023105        5513       220000 SH          Sole                 220000
BOSTON SCIENTIFIC CORP              COM      101137107        4891       120000 SH          Sole                 120000
CATERPILLAR INC DEL                 COM      149123101        2952        60000 SH          Sole                  60000
CISCO SYS INC                       COM      17275R102        9357       720904 SH          Sole                 720904
CITIGROUP INC                       COM      172967101       10923       317074 SH          Sole                 317074
                                                              2412        70000 SH          Other                 70000
COCA COLA CO                        COM      191216100        7218       178300 SH          Sole                 178300
CONOCOPHILLIPS                      COM      20825C104        3270        61000 SH          Sole                  61000
CYBERGUARD                          COM      231910100         798       140000 SH          Sole                 140000
DEERE & CO                          COM      244199105        2356        60000 SH          Sole                  60000
DELL COMPUTER CORP                  COM      247025109        3059       112000 SH          Sole                 112000
EBAY INC                            COM      278642103        3839        45000 SH          Sole                  45000
ELECTRONIC ARTS INC.                COM      285512109        2932        50000 SH          Sole                  50000
EMERSON ELEC CO                     COM      291011104        2857        63000 SH          Sole                  63000
ENCANA CORP                         COM      292505104        3074        95000 SH          Sole                  95000
FEDEX CORP                          COM      31428X106        2313        42000 SH          Sole                  42000
FIRST DATA CORP                     COM      319963104        3109        84000 SH          Sole                  84000
INTERNATIONAL BUSINESS MACHS        COM      459200101        3333        42500 SH          Sole                  42500
INTEL CORP                          COM      458140100       22792      1400000 SH          Sole                1400000
JOHNSON & JOHNSON                   COM      478160104       11574       200000 SH          Sole                 200000
LOCKHEED MARTIN                     COM      539830109        3186        67000 SH          Sole                  67000
MCKESSON CORP                       COM      58155Q103        1117        44787 SH          Sole                  44787
MEDTRONIC INC                       COM      585055106        7673       170063 SH          Sole                 170063
MICROSOFT CORP                      COM      594918104       27728      1145328 SH          Sole                1145328
MID ATLANTIC MED SVCS INC           COM      59523C107       12189       300600 SH          Sole                 300600
MYLAN LABS INC                      COM      628530107        2760        96000 SH          Sole                  96000
PFIZER INC                          COM      717081103        3116       100000 SH          Sole                 100000
QUALCOMM INC                        COM      747525103        3420        95000 SH          Sole                  95000
STAPLES INC                         COM      855030102        4698       256291 SH          Sole                 256291
STATE STR CORP                      COM      857477103        8769       277244 SH          Sole                 277244
SURMODICS INC                       COM      868873100        5564       180000 SH          Sole                 180000
TALISMAN ENERGY INC                 COM      87425E103        3093        78000 SH          Sole                  78000
TARGET CORP                         COM      87612E106      27836        951324 SH          Other                951324
TECHNE CORP                         COM      878377100       9532        459182 SH          Sole                 459182
TESCO CORP                          COM      88157K101       1031        100000 SH          Sole                 100000
VERITAS SOFTWARE CO                 COM      923436109       3166        180000 SH          Sole                 180000
VERIZON COMMUNICATIONS              COM      92343V104       2651         75000 SH          Sole                  75000
WAL-MART STORES INC                 COM      931142103      13083        251453 SH          Sole                 251453
WASHINGTON MUT INC                  COM      939322103       1764         50000 SH          Sole                  50000
ZYGO CORP                           COM      989855101       1008        177480 SH          Sole                 177480
COMCAST CORP CL A                   CL A     20030N101       3431        120000 SH          Sole                 120000
UNIVISION COMMUNICATIONS INC CL A   CL A     914906102       2990        122000 SH          Sole                 122000
BHP BILLITON LTD SPONSORED ADR      ADR      088606108       2220        200000 SH          Sole                 200000
GLAXOSMITHKLINE PLC SPONSORED ADR   ADR      37733W105       4504        128000 SH          Sole                 128000
GRUPO TMM S A DE CV SPON ADR A SHS  ADR      40051D105       6500       1654041 SH          Sole                1654041
NOKIA CORP SPONSORED ADR            ADR      654902204       4722        337033 SH          Sole                 337033
RIO TINTO PLC SPONSORED ADR         ADR      767204100       1893         25000 SH          Sole                  25000
VODAFONE GROUP PLC SPONSORED ADR    ADR      92857W100       3061        168000 SH          Sole                 168000
UNILEVER N V                        NY SHS   904784709       2378         40000 SH          Sole                  40000
                           57 DATA RECORDS   324944             0                   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED